Leases (Lease Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finance leases
2024	$ 31
2025	2
2026	4
2027	1
2028	1
2029 & thereafter	0
Total lease payments	39
Less: Imputed interest	1
Present value of lease payments	38	$ 10
Operating leases
2024	131
2025	111
2026	74
2027	48
2028	29
2029 & thereafter	58
Total lease payments	451
Less: Imputed interest	36
Present value of lease payments	415
Renewal option, amount	$ 70